General And Administrative Expenses - Summary of General and Administrative Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about General And Administrative Expenses [Abstract]
Share-based compensation expense	₽ 3,927	₽ 358	₽ 141
Employee-related cost	3,686	1,600	924
Depreciation and amortization	2,607	1,273	947
Professional services	681	212	35
Insurance	286	0	0
Other general and administrative expenses	979	286	343
Total	₽ 12,166	₽ 3,729	₽ 2,390